Contract Liabilities (Tables)	6 Months Ended
May 31, 2026
Contract Liabilities [Abstract]
Schedule of Contract Liabilities

As of May 31, 2026 and November 30, 2025, the contract liabilities were comprised of the following:

As of
	November 30, 2025 (Audited)	May 31, 2026 (Unaudited)	May 31, 2026 (Unaudited)
	HK$	HK$	US$
Advance from customers	-	-	-
Total	-	-	-

Schedule of Increase Decrease in Contract Liabilities
	As of
	November 30, 2025 (Audited)	May 31, 2026 (Unaudited)	May 31, 2026 (Unaudited)
	HK$	HK$	US$
Balance at beginning of the year ended	128,401	-	-
Decrease in contract liabilities as a result of recognizing revenue during the year which was included in the contract liabilities at the beginning of the year	(128,401)	-	-
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	-	--	-
Total	-		-